Commitments and Contingencies - Additional Information (Details) $ in Thousands, £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) agreement	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) agreement	Jun. 30, 2017 USD ($)	Jun. 30, 2018 GBP (£) agreement	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Remainder of 2018	$ 488,071		$ 488,071
2019	570,030		570,030
Aggregate annual long-term debt principal repayments, remainder of 2018	309,100		309,100
Line of credit facility, borrowing capacity, reduction in year two	131,500		131,500
Other income (expense) (note 11c)	350	$ 390	(52,232)	$ 781
Restricted cash – current (notes 7 and 10)	$ 53,599	$ 5,896	$ 53,599	$ 5,896		$ 22,326		$ 10,145
Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Number of capital leased assets | agreement	3		3		3
Capital lease term			30 years
Restricted cash – current (notes 7 and 10)	$ 7,000		$ 7,000
Teekay Nakilat Joint Venture
Loss Contingencies [Line Items]
Percentage of ownership interest			70.00%
Other income (expense) (note 11c)			$ 53,000
Loss contingency, estimate of possible loss	56,000		56,000		£ 42.3	$ 12,700	£ 9.4
Consolidated LNG carrier newbuildings
Loss Contingencies [Line Items]
Remainder of 2018	244,081		244,081
2019	250,002		250,002
Newbuildings | Consolidated LNG carrier newbuildings
Loss Contingencies [Line Items]
Remainder of 2018	244,100		244,100
2019	250,000		250,000
Long Term Debt Maturing or Refinancing by 2019 [Member]
Loss Contingencies [Line Items]
Aggregate annual long-term debt principal repayments, remainder of 2018	215,500		215,500
Line of credit facility, borrowing capacity, reduction in year two	$ 26,500		$ 26,500